Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Segall Bryant & Hamill Trust
Entity Central Index Key	0000357204
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 09, 2019
Document Effective Date	Dec. 09, 2019
Prospectus Date	Dec. 09, 2019